VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—89.0%
Communication Services—9.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 97
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	284
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	16
144A 4.750%, 3/1/30(1)	1,015	868
CSC Holdings LLC
5.250%, 6/1/24	280	260
144A 7.500%, 4/1/28(1)	410	234
DISH DBS Corp.
5.875%, 11/15/24	380	332
7.750%, 7/1/26	465	285
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	490	418
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	279
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	150	130
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	365	269
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	113
Telesat Canada 144A 6.500%, 10/15/27(1)	175	71
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	280
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	290	234
		4,170

Consumer Discretionary—16.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	200	193
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	175	179
Carnival Corp. 144A 7.625%, 3/1/26(1)	400	392
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	360	310
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	287
Clarios Global LP
144A 8.500%, 5/15/27(1)	300	300
144A 6.750%, 5/15/28(1)	30	30
eG Global Finance plc
144A 6.750%, 2/7/25(1)	200	194
144A 8.500%, 10/30/25(1)	355	344
Ford Motor Co.
3.250%, 2/12/32	581	457
4.750%, 1/15/43	225	173
Ford Motor Credit Co. LLC
4.125%, 8/17/27	200	183
7.350%, 3/6/30	200	204
Gates Global LLC 144A 6.250%, 1/15/26(1)	315	310
Hilton Domestic Operating Co., Inc. 144A 3.625%, 2/15/32(1)	435	363
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	360	322
	Par Value	Value

Consumer Discretionary—continued
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	$ 310	$ 279
Newell Brands, Inc. 6.625%, 9/15/29(2)	300	288
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	377
Nordstrom, Inc. 4.250%, 8/1/31	495	386
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(2)	365	276
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	297
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	15	16
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	410	408
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	301
Taylor Morrison Communities, Inc. 144A 5.125%, 8/1/30(1)	340	314
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	414
		7,597

Consumer Staples—3.0%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	270
BAT Capital Corp. 7.750%, 10/19/32	215	237
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	107
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	285
Pilgrim’s Pride Corp. 6.250%, 7/1/33	300	290
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	215	185
		1,374

Energy—19.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	410	409
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	324
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	360	354
BP Capital Markets plc 4.875% (3)	285	259
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	160	156
144A 5.875%, 2/1/29(1)	165	157
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	440	432
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	255	259
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	367	378
CrownRock LP
144A 5.625%, 10/15/25(1)	260	256
144A 5.000%, 5/1/29(1)	230	215
See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	$ 420	$ 369
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	286	278
Energy Transfer LP Series H 6.500% (3)	495	450
Genesis Energy LP 8.875%, 4/15/30	295	288
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	254
144A 6.000%, 2/1/31(1)	245	218
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(4)	300	279
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	324
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(5)	115	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	355	331
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	335	312
Occidental Petroleum Corp.
6.625%, 9/1/30	230	239
6.125%, 1/1/31	460	467
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	163
Southwestern Energy Co. 5.375%, 2/1/29	300	282
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	347
Transocean, Inc.
144A 11.500%, 1/30/27(1)	143	148
144A 8.750%, 2/15/30(1)	245	249
USA Compression Partners LP 6.875%, 4/1/26	250	245
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	26
144A 4.125%, 8/15/31(1)	500	430
		8,900

Financials—6.7%
Acrisure LLC 144A 7.000%, 11/15/25(1)	675	654
Block, Inc. 3.500%, 6/1/31	335	277
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	325
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	280	197
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	178	179
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	421
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	534
Navient Corp. 5.875%, 10/25/24	185	182
	Par Value	Value

Financials—continued
OneMain Finance Corp. 6.875%, 3/15/25	$ 330	$ 327
		3,096

Health Care—8.1%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	445	360
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	262
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	29
144A 11.000%, 9/30/28(1)	52	37
144A 14.000%, 10/15/30(1)	10	6
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(2)	225	182
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	529
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	16
144A 6.125%, 4/1/30(1)	215	128
144A 5.250%, 5/15/30(1)	285	224
144A 4.750%, 2/15/31(1)	160	121
Endo Dac 144A 9.500%, 7/31/27(1)(6)	50	3
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	117	120
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	6
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	285	221
Medline Borrower LP 144A 5.250%, 10/1/29(1)	640	555
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(7)	256	189
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	90	90
144A 10.000%, 4/15/27(1)	76	78
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	164
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	218
5.125%, 5/9/29(2)	200	180
		3,723

Industrials—11.6%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	361
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	350	306
Boeing Co. (The) 5.930%, 5/1/60	381	377
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	292
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	117
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	231	228
144A 9.750%, 8/1/27(1)	40	41

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	$ 290	$ 246
Icahn Enterprises LP
6.250%, 5/15/26	90	82
5.250%, 5/15/27	280	241
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	310	285
OT Merger Corp. 144A 7.875%, 10/15/29(1)	140	88
Regal Rexnord Corp.
144A 6.300%, 2/15/30(1)	465	464
144A 6.400%, 4/15/33(1)	146	146
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	290	301
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	405
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	370	320
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	145	146
144A 6.250%, 3/15/26(1)	115	114
5.500%, 11/15/27	310	292
United Rentals North America, Inc. 3.750%, 1/15/32	404	342
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	155	142
		5,336

Information Technology—3.2%
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	285	252
CDW LLC 3.569%, 12/1/31	290	245
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	118
144A 6.500%, 10/15/28(1)	340	291
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	172
Viasat, Inc. 144A 5.625%, 9/15/25(1)	415	402
		1,480

Materials—7.0%
ArcelorMittal S.A. 6.800%, 11/29/32	340	349
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	498	360
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	165
144A 6.750%, 3/15/26(1)	115	116
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	485	462
Knife River Corp. 144A 7.750%, 5/1/31(1)	55	56
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(2)	475	424
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	226
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	376
	Par Value	Value

Materials—continued
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	$ 265	$ 242
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	233
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	263	215
		3,224

Real Estate—1.4%
MPT Operating Partnership LP 3.500%, 3/15/31	465	320
VICI Properties LP 5.125%, 5/15/32	370	346
		666

Utilities—3.0%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	284
144A 5.875%, 4/1/29(1)	175	146
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	237
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(2)	305	279
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	221
Vistra Corp. 144A 8.000% (1)(3)	220	206
		1,373

Total Corporate Bonds and Notes (Identified Cost $44,752)		40,939

Leveraged Loans—5.5%
Aerospace—0.6%
Kestrel Bidco, Inc. (3 month Term SOFR + 3.100%) 8.251%, 12/11/26(8)	303	294
Forest Prod / Containers—0.6%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.725%) 10.104%, 2/12/26(8)	305	289
Gaming / Leisure—0.3%
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.717%, 5/1/28(8)	118	118
Health Care—1.1%
Envision Healthcare Corp.
(3 month Term SOFR + 3.250%) 8.492%, 3/31/27(5)(6)	87	1
(3 month Term SOFR + 4.250%) 9.492%, 3/31/27(6)	36	7
(3 month Term SOFR + 8.025%) 13.267%, 3/31/27(6)	10	11
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(8)	255	236

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Sotera Health Holdings LLC (3 month Term SOFR + 3.750%) 8.816%, 12/11/26(8)	$ 250	$ 250
		505

Information Technology—0.8%
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 9.231%, 6/13/24(8)	244	233
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.000%) 12.503%, 3/2/29(8)	175	147
		380

Manufacturing—0.7%
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.253%, 6/23/28(8)	147	143
Second Lien (3 month LIBOR + 8.250%) 13.409%, 6/25/29(8)	190	173
		316

Metals / Minerals—0.8%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 9.223%, 7/31/26(8)	360	354
Service—0.6%
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 8.202%, 3/20/25(8)	77	72
Sweetwater Borrower LLC (1 month Term SOFR + 4.364%) 9.467%, 8/7/28(8)	189	179
		251

Total Leveraged Loans (Identified Cost $2,690)		2,507

	Shares
Preferred Stocks—2.1%
Financials—1.2%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(9)	230
Citigroup, Inc. Series T, 6.250%	315(9)	310
		540

Industrials—0.9%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(8)	429(9)	429
Total Preferred Stocks (Identified Cost $989)		969

Common Stocks—0.3%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(5)(10)	33,144	7
	Shares	Value

Consumer Discretionary—continued
NMG Parent LLC(5)(10)	116	$ 15
		22

Energy—0.3%
QuarterNorth Energy Holding, Inc.(10)	1,072	120
Total Common Stocks (Identified Cost $328)		142

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(5)(10)	8,563	9
Total Rights (Identified Cost $7)		9

Total Long-Term Investments—96.9% (Identified Cost $48,766)		44,566

Securities Lending Collateral—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(11)(12)	1,409,992	1,410
Total Securities Lending Collateral (Identified Cost $1,410)		1,410

TOTAL INVESTMENTS—100.0% (Identified Cost $50,176)		$45,976
Other assets and liabilities, net—(0.0)%		(1)
NET ASSETS—100.0%		$45,975

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $31,901 or 69.4% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.

See Notes to Schedule of Investments

VIRTUS Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(8)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	84%
Canada	5
Australia	2
Netherlands	2
United Kingdom	2
Luxembourg	1
Germany	1
Other	3
Total	100%
† % of total investments as of June 30, 2023.

The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$40,939	$—	$40,937	$2
Leveraged Loans	2,507	—	2,506	1
Equity Securities:
Preferred Stocks	969	—	969	—
Rights	9	—	—	9
Common Stocks	142	—	120	22
Securities Lending Collateral	1,410	1,410	—	—
Total Investments	$45,976	$1,410	$44,532	$34
Securities held by the Fund with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.